ATLANTA CAPITAL INTERMEDIATE BOND FUND
                      ATLANTA CAPITAL LARGE-CAP GROWTH FUND
                         ATLANTA CAPITAL SMALL-CAP FUND

    Supplement to Statement of Additional Information dated February 1, 2003

1. THE NAMES OF THE FUNDS HAVE BEEN CHANGED TO THE FOLLOWING:

               Eaton Vance-Atlanta Capital Intermediate Bond Fund
                Eaton Vance-Atlanta Capital Large-Cap Growth Fund
                   Eaton Vance-Atlanta Capital Small-Cap Fund

2.  THE  FOLLOWING  IS  ADDED  TO  "FUND   MANAGEMENT"   UNDER  "MANAGEMENT  AND
ORGANIZATION":

Effective June 6, 2003, William H. Park has replaced Jack L. Treynor as a noninterested Trustee. Effective July 1, 2003, Ronald A. Pearlman replaced Donald R. Dwight as a noninterested Trustee. The following amends the biographical information in the Trustees' table under "Management and Organization":

                                                                                                       Number
                                                                                                    of Portfolios
                           Position(s)         Terms of                                            in Fund Complex         Other
                            with the          Office and        Principal Occupation(s)              Overseen By       Directorships
Name and Date of Birth   Trust/Portfolio   Length of Service    During Past Five Years               Trustee(1)            Held
----------------------   ---------------   -----------------    --------------------------------     ---------             ----
William H. Park              Trustee       Trustee since 2003   President and Chief Executive           191                None
9/19/47                                                         Officer, Prizm Capital
                                                                Management, LLC (investment
                                                                management firm) (since 2002).
                                                                Executive Vice President and
                                                                Chief Financial Officer, United
                                                                Asset Management Corporation
                                                                (a holding company owning
                                                                institutional investment
                                                                management firms) (1982-2001).

Ronald A. Pearlman           Trustee       Trustee since 2003   Professor of Law, Georgetown            191                None
7/10/40                                                         University Law Center
                                                                (since 1999).  Tax Partner,
                                                                Covington & Burling, Washington,
                                                                DC (1991-2000).

In connection with the appointment of new Trustees, the members of the Governance Committee (formerly the Nominating Committee), Audit Committee and Special Committee of the Board of Trustees of the Trust and the Portfolio have changed. The new Committee members are as follows:

     Governance Committee: Ms. Stout (Chair), Messrs. Hayes, Park, Pearlman and Reamer.
     Audit Committee: Messrs. Reamer (Chair), Hayes, Park and Ms. Stout.
     Special Committee: Messrs. Hayes (Chair), Park, Pearlman and Reamer.

3. THE FOLLOWING IS ADDED TO THE END OF "MANAGEMENT AND ORGANIZATION":

PROXY VOTING POLICY. The Boards of Trustees of the Trust and Portfolios have adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to each Fund's and Portfolio's investment sub-adviser and adopted the investment sub-adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review each Fund's and Portfolio's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between each Fund's shareholders and the investment sub-adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment sub-adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Boards' Special Committee except as contemplated under the Fund Policy. The Boards' Special Committee will instruct the investment sub-adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment sub-adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment sub-adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.

The investment sub-adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote

4. THE FOLLOWING SUPPLEMENTS "PRINCIPAL UNDERWRITER" UNDER "OTHER SERVICE PROVIDERS":

The Distribution Agreement as it applies to Class A shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class A shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment.

5. THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER "CALCULATION OF NET ASSET VALUE":

The Trustees have established the following procedures for the fair valuation of assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

6. THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER "PURCHASING AND REDEEMING SHARES":

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

Detailed information concerning tax-sheltered plans eligible to purchase Class R shares, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

7. THE SECTION "ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES" UNDER "PURCHASING AND REDEEMING SHARES" IS DELETED.

8. THE FOLLOWING IS ADDED TO THE END OF "PURCHASING AND REDEEMING SHARES":

INFORMATION REGARDING MARKET TIMING AND EXCESSIVE TRADING. The Fund is not intended for market timing or excessive trading. These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. The Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determine, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. The Fund and the principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

The Fund and the principal underwriter have established guidelines concerning the Fund's market timing and excessive trading policies with respect to Fund shares held in accounts maintained and administered by financial intermediaries (such as banks, broker-dealers and retirement plan administrators). These guidelines include standards indicating situations where market timing or excessive trading are considered to be potentially detrimental to the Fund. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the guidelines to accounts under their control.

9. THE FOLLOWING IS ADDED AFTER "PURCHASING AND REDEEMING SHARES":

                                  SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

PURCHASES AT NET ASSET VALUE. Class A and Class I shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value
(1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the Right of Accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.

Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.


RIGHT OF ACCUMULATION. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased by an individual, his or her spouse and their children under the age of twenty-one, including shares held in trust or fiduciary accounts for the benefit of any such persons, will be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.


DISTRIBUTION AND SERVICE PLANS

The Trust has in effect a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that Class A shares of each Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Class A service fees are paid quarterly in arrears. For the service fees paid by Class A shares, see Appendix A.

The Trust has in effect a compensation-type Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Class R Plan") for each Fund's Class R shares. The Class R Plan provides for the payment of a monthly distribution fee to the principal underwriter of up to 0.50% of average daily net assets attributable to Class R shares. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares. Aggregate payments to the principal underwriter under the Class R Plan are limited to those permitted pursuant to a rule of the NASD. The Class R Plan also provides that Class R shares will pay a service fee to the principal underwriter in an amount equal on an annual basis to 0.25% of that portion of average daily net assets attributable to Class R shares for personal services and/or the maintenance of shareholder accounts. Service fees are paid quarterly in arrears. For the distribution and service fees paid by Class R shares, see Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on December 10, 2001 and October 20, 2003. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

9. "DISTRIBUTION PLAN" IS DELETED IN ITS ENTIRETY.

10. THE FOLLOWING PARAGRAPH IS ADDED TO "TAXES":

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

11. THE FOLLOWING IS TO "FINANCIAL STATEMENTS":

The unaudited financial statements of the Funds and Portfolios appear in each Fund's most recent semiannual report to shareholders and are incorporated by reference into this SAI. A copy of each semiannual report accompanies this SAI.

12. THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS CHANGED TO NOVEMBER 19, 2003.

13. THE FOLLOWING IS ADDED AS A NEW APPENDIX:


                                                                      APPENDIX A

                      Class A Fees, Performance & Ownership

As of the date of this SAI, this Class of each Fund had not yet commenced operations so there is no fee or performance information.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. As of the date of this SAI, Eaton Vance owned one shares of this Class of a Fund, being the only shares of this Class of a Fund outstanding as of such date.


November 19, 2003

[ATLANTA CAPITAL LOGO]
[PHOTO OF PLAZA ENTRANCE STATUE]

SEMIANNUAL REPORT MARCH 31, 2003

ATLANTA
CAPITAL
INTERMEDIATE
BOND
FUND

[PHOTO OF SKYSCRAPERS]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

ATLANTA CAPITAL INTERMEDIATE BOND FUND as of March 31, 2003

INVESTMENT UPDATE

[INVESTMENT TEAM PHOTO]

Gregory L. Coleman
James A. Womack
Portfolio Managers

INVESTMENT ENVIRONMENT

- After holding the Federal Funds target rate constant for 11 months at 1.75%, the Federal Reserve Board lowered its target to 1.25% in November, reflecting continued lackluster growth in the U.S. economy and rising unemployment. For the six months ended March 31, 2003, short-term interest rates declined by about 40 basis points (0.40%), while long-term rates rose about 15 basis points (0.15%).

- The lowest mortgage rates in over 40 years prompted a huge surge in mortgage prepayments as homeowners refinanced at record pace. Consumers, benefiting from a reduction in borrowing costs and the ability to extract equity in their homes, helped Gross Domestic Product (GDP) to grow an anemic 1.4% in the fourth quarter. Capital spending by businesses remained depressed.

- Inflation remained near its recent lows, continuing to put downward pressure on interest rates, as well as corporate profits. By the end of the period, evidence suggested that most inflation metrics (Consumer Price Index, GDP deflator, commodity prices) had firmed.

THE FUND

  PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class I shares had a total return of 1.71% during the six months ended March 31, 2003.(1) This return resulted from a decrease in net asset value per share (NAV) to $10.09 on March 31, 2003, from $10.37 on September 30, 2002, and the reinvestment of $0.193 per share in dividends and $0.258 per share in short-term capital gains.

- The Fund's Class R shares had a total return of 1.47% during the six months ended March 31, 2003.(1) This return resulted from a decrease in NAV to $10.09 on March 31, 2003, from $10.37 on September 30, 2002, and the reinvestment of $0.168 per share in dividends and $0.258 per share in short-term capital gains.

- Based on the Fund's most recent NAVs of $10.09 for Class I and $10.09 for Class R, Class I and Class R had distribution rates of 3.47% and 2.97%, respectively, on March 31, 2003.(2) The Fund's SEC 30-day yields were 2.12% and 1.60%, respectively, for Class I and Class R at March 31, 2003.(3)

MANAGEMENT DISCUSSION

- During the six months ended March 31, 2003, we increased the Fund's exposure to corporate bonds to about 15% from about 11%. We believe that these bonds will perform well as the economic recovery gains momentum. Additionally, we increased the Fund's allocation to collateralized mortgage obligations (CMOs) to about 29% from about 23%.

- The pace of the economic recovery, to date, has come in well below our expectations. Nevertheless, most of the catalysts that justify stronger growth (i.e., record low interest rates, substantial fiscal stimulus, and solid productivity gains) are still in place. We believe that, with the fall of Baghdad and the potential benefits that may be realized if a proposed tax cut is enacted, the economy will break free from its holding pattern and that a sustained economic recovery will emerge.

- In anticipation of the economic rebound, we have implemented three important strategies. First, the duration on the Fund is set shorter than normal, reflecting our current view that interest rates will rise over time as the economy strengthens. Second, the Fund has a barbell structure that we believe should add relative performance as short-term rates rise faster than long-term rates. Third, we have maintained exposure to corporate holdings, as the economic rebound could be positive for corporate spreads.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND ATLANTA CAPITAL MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

FUND INFORMATION
as of March 31, 2003


PERFORMANCE(1) Class I Class R
-------------------------------------------------------------------------------
Cumulative Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
Life of Fund+                                                 7.48%      7.00%

+Inception dates: Class I: 4/30/02; Class R: 4/30/02

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Classes I and R have no sales charge.

(2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.

(3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yields will vary.

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

ASSET BACKED SECURITIES -- 20.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Capital One Prime Auto Receivables
Trust, Series 2003-1, Class A3, 1.97%,
4/15/07                                        $275        $   275,344
Carmax Auto Owner Trust, Series 2002-2,
Class A4, 3.34%, 2/15/08                        250            257,120
Chemical Master Credit Card Trust,
Series 1996-2, Class A, 5.98%, 9/15/08          175            183,507
CIT Group Home Equity Loan Trust, Series
2002-1, Class AF2, 4.57%, 1/25/23               250            252,673
Countrywide Asset-Backed Certificates,
Series 1999-1, Class AF2, 6.16%, 9/25/25         21             21,550
Countrywide Asset-Backed Certificates,
Series 2000-1, Class AF3, 7.83%, 7/25/25         53             53,271
Daimler Chrysler Auto Trust, Series
2001-C, Class A3, 4.21%, 7/6/05                 500            509,327
Discover Card Master Trust I, Series
2001-5, Class A, 5.30%, 11/16/06                100            104,318
Ford Credit Auto Owner Trust, Series
2000-G, Class A4, 6.62%, 7/15/04                 88             89,382
Residential Asset Securities Corp.,
Series 2001-KS2, Class A13, 5.751%,
3/25/27                                         492            499,569
----------------------------------------------------------------------
Total Asset Backed Securities
   (identified cost, $2,234,320)                           $ 2,246,061
----------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 15.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Citigroup, Inc., 6.50%, 1/18/11                $250        $   285,933
Countrywide Home Loan, 5.625%, 7/15/09          250            266,700
Emerson Electric, 7.125%, 8/15/10               200            237,572
Morgan Stanley, 5.30%, 3/1/13                   250            255,199
Target Corp., 7.50%, 8/15/10                    250            298,853
Verizon Global Funding Corp., 7.375%,
9/1/12                                          250            295,921
----------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost, $1,520,618)                           $ 1,640,178
----------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 29.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Citicorp Mortgage Securities, Inc.,
Series 1999-3, Class A2, 6.10%, 5/25/29        $250        $   254,571

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Series
1589, Class N, 6.25%, 4/15/23                  $163        $   171,592
Federal Home Loan Mortgage Corp., Series
1614, Class J, 6.25%, 11/15/22                   63             66,373
Federal Home Loan Mortgage Corp., Series
2065, Class PB, 6.25%, 1/15/24                  297            297,465
Federal Home Loan Mortgage Corp., Series
2098, Class VA, 6.00%, 10/15/05                  83             87,128
Federal Home Loan Mortgage Corp., Series
2121, Class NC, 5.50%, 8/15/16                  250            250,393
Federal Home Loan Mortgage Corp., Series
2259, Class VJ, 7.00%, 3/15/08                   73             74,897
Federal Home Loan Mortgage Corp., Series
2489, Class MA, 5.00%, 12/15/12                 395            399,532
Federal National Mortgage Assn., Series
1994-1, Class N, 6.50%, 7/25/13                  45             46,514
Federal National Mortgage Assn., Series
2001-3, Class PG, 6.00%, 6/25/26                300            303,396
Federal National Mortgage Assn., Series
2001-80, Class PB, 5.00%, 5/25/17               198            202,060
Federal National Mortgage Assn., Series
2002-27, Class DC, 5.50%, 5/25/09               130            131,941
Federal National Mortgage Assn., Series
2003-14, Class AQ, 3.50%, 3/25/33               299            299,188
Prudential Home Mortgage Securities,
Series 1993-35, Class A7, 6.75%, 9/25/08         45             45,265
Residential Funding Mortgage Securities
I, Series 1999-S5, Class A3, 6.20%,
2/25/29                                         147            148,355
Washington Mutual, Series 2002-S5,
Class 1A-1, 5.50%, 9/25/32                      390            398,113
----------------------------------------------------------------------
Total Collateralized Mortgage Obligations
   (identified cost, $3,161,756)                           $ 3,176,783
----------------------------------------------------------------------

GOVERNMENT AGENCIES -- 17.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
5.875%, 3/21/11                                $200        $   220,952
Federal National Mortgage Assn., 4.00%,
8/15/03                                         500            505,299
Federal National Mortgage Assn., 4.375%,
9/15/12                                         265            267,480
Federal National Mortgage Assn., 4.375%,
3/15/13                                         635            637,282
Federal National Mortgage Assn., 6.25%,
2/1/11                                          250            281,424
----------------------------------------------------------------------
Total Government Agencies
   (identified cost, $1,849,056)                           $ 1,912,437
----------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

MORTGAGE-BACKED SECURITIES -- 0.8%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Pool
#40402, 5.50%, 1/1/07                          $ 82        $    84,894
----------------------------------------------------------------------
Total Mortgage-Backed Securities
   (identified cost, $78,081)                              $    84,894
----------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 10.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
U.S. Treasury Note, 6.00%, 8/15/09             $100        $   116,008
U.S. Treasury Strip, 0.00%, 5/15/05             950            918,408
U.S. Treasury Strip, 0.00%, 5/15/09              95             77,702
----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $1,086,302)                           $ 1,112,118
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
U.S. Treasury Bill, 7/3/03                     $500        $   498,586
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $498,586)                           $   498,586
----------------------------------------------------------------------
Total Investments -- 98.1%
   (identified cost $10,428,719)                           $10,671,057
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.9%                     $   211,163
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $10,882,220
----------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $10,428,719)                           $10,671,057
Cash                                          535,930
Receivable for Fund shares sold                34,725
Receivable from the Administrator               5,966
Interest receivable                            43,885
Prepaid expenses                                   22
-----------------------------------------------------
TOTAL ASSETS                              $11,291,585
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $   351,276
Dividends payable                              31,995
Payable for Fund shares redeemed                7,522
Accrued expenses                               18,572
-----------------------------------------------------
TOTAL LIABILITIES                         $   409,365
-----------------------------------------------------
NET ASSETS                                $10,882,220
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $10,517,472
Accumulated undistributed net realized
   gain (computed on the basis of
   identified cost)                           148,289
Accumulated distributions in excess of
   net investment income                      (25,879)
Net unrealized appreciation (computed on
   the basis of identified cost)              242,338
-----------------------------------------------------
TOTAL                                     $10,882,220
-----------------------------------------------------
Class I Shares
-----------------------------------------------------
NET ASSETS                                $10,879,535
SHARES OUTSTANDING                          1,078,549
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.09
-----------------------------------------------------

Class R Shares
-----------------------------------------------------
NET ASSETS                                $     2,685
SHARES OUTSTANDING                                266
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.09
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2003

Investment Income
---------------------------------------------------
Interest                                  $ 228,556
---------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 228,556
---------------------------------------------------

Expenses
---------------------------------------------------
Investment adviser fee                    $  22,322
Trustees' fees and expenses                      93
Distribution and service fees
   Class R                                        6
Legal and accounting services                 9,794
Custodian fee                                 5,619
Registration fees                             5,536
Transfer and dividend disbursing agent
   fees                                       2,016
Printing and postage                          1,610
Miscellaneous                                   847
---------------------------------------------------
TOTAL EXPENSES                            $  47,843
---------------------------------------------------
Deduct --
   Preliminary reduction of investment
      adviser fee                         $     128
   Preliminary allocation of expenses to
      the Administrator                       5,966
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   6,094
---------------------------------------------------

NET EXPENSES                              $  41,749
---------------------------------------------------

NET INVESTMENT INCOME                     $ 186,807
---------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 153,713
---------------------------------------------------
NET REALIZED GAIN                         $ 153,713
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(156,146)
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(156,146)
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $  (2,433)
---------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 184,374
---------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                         SIX MONTHS ENDED
INCREASE (DECREASE)                      MARCH 31, 2003    YEAR ENDED
IN NET ASSETS                            (UNAUDITED)       SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
From operations --
   Net investment income                  $     186,807     $        192,928
   Net realized gain                            153,713              305,632
   Net change in unrealized appreciation
      (depreciation)                           (156,146)             398,484
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $     184,374     $        897,044
--------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class I                             $    (212,642)    $       (224,028)
      Class R                                       (44)                 (43)
   From net realized gain
      Class I                                  (279,847)                  --
      Class R                                       (66)                  --
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $    (492,599)    $       (224,071)
--------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class I                             $     784,146     $      11,976,563
      Class R                                        --                 2,510
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class I                                   456,439               224,028
      Class R                                       110                    43
   Cost of shares redeemed
      Class I                                (2,141,596)             (784,771)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $    (900,901)    $      11,418,373
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $  (1,209,126)    $      12,091,346
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                    $  12,091,346     $              --
--------------------------------------------------------------------------------
AT END OF PERIOD                          $  10,882,220     $      12,091,346
--------------------------------------------------------------------------------

Accumulated distributions
in excess of net investment
income included in net assets
--------------------------------------------------------------------------------
AT END OF PERIOD                          $     (25,879)    $              --
--------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        CLASS I
                                  ----------------------------------------------
                                  SIX MONTHS ENDED
                                  MARCH 31, 2003      YEAR ENDED
                                  (UNAUDITED)(1) SEPTEMBER 30, 2002(1)(2)
--------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.370                     $10.000
--------------------------------------------------------------------------------

Income from operations
--------------------------------------------------------------------------------
Net investment income                 $ 0.170                     $ 0.166
Net realized and unrealized
   gain                                 0.001(3)                    0.397
--------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.171                     $ 0.563
--------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------
From net investment income            $(0.193)                    $(0.193)
From net realized gain                 (0.258)                         --
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.451)                    $(0.193)
--------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.090                     $10.370
--------------------------------------------------------------------------------

TOTAL RETURN(4)                          1.71%                       5.67%
--------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $10,880                     $12,089
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.75%(5)                    0.75%(5)
   Net investment income                 3.36%(5)                    3.91%(5)
Portfolio Turnover                         29%                         42%
--------------------------------------------------------------------------------
+ The operating expenses of the Fund reflect a reduction of the investment adviser fee and an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows: Ratios (As a percentage of average daily net assets): Expenses 0.86%(5) 1.25%(5) Net investment income 3.25%(5) 3.41%(5)
     Net investment income per share $ 0.164 $ 0.145
--------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) For the period from the start of business, April 30, 2002, to September 30, 2002.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        CLASS R
                                  ----------------------------------------------
                                  SIX MONTHS ENDED
                                  MARCH 31, 2003      YEAR ENDED
                                  (UNAUDITED)(1) SEPTEMBER 30, 2002(1)(2)
--------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.370                     $10.000
--------------------------------------------------------------------------------

Income from operations
--------------------------------------------------------------------------------
Net investment income                 $ 0.143                     $ 0.146
Net realized and unrealized
   gain                                 0.003(3)                    0.396
--------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.146                     $ 0.542
--------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------
From net investment income            $(0.168)                    $(0.172)
From net realized gain                 (0.258)                         --
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.426)                    $(0.172)
--------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.090                     $10.370
--------------------------------------------------------------------------------

TOTAL RETURN(4)                          1.47%                       5.46%
--------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $     3                     $     3
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          1.25%(5)                    1.25%(5)
   Net investment income                 2.86%(5)                    3.43%(5)
Portfolio Turnover                         29%                         42%
--------------------------------------------------------------------------------
+ The operating expenses of the Fund reflect a reduction of the investment adviser fee and an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses                              1.36%(5)                    1.75%(5)
   Net investment income                 2.75%(5)                    2.93%(5)
Net investment income per
   share                              $ 0.137                     $ 0.125
--------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) For the period from the start of business, April 30, 2002, to September 30, 2002.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. (5) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
     Atlanta Capital Intermediate Bond Fund (the Fund), is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to balance current income with capital preservation. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund offers two classes of shares. Class I shares and Class R shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuations -- Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Unlisted securities are valued at the mean between the latest available bid and asked prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Income Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

E    Other -- Investment transactions are accounted for on a trade-date basis.

F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Interim Financial Statements -- The interim financial statements relating to March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
     The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date.

     The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

     of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
     The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                        SIX MONTHS ENDED
                                        MARCH 31, 2003     YEAR ENDED
CLASS I                                 (UNAUDITED)        SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
 Sales                                      77,572              1,221,001
 Issued to shareholders electing to
  receive payments of distributions in
  Fund shares                               45,258                 21,941
 Redemptions                              (210,508)               (76,715)
--------------------------------------------------------------------------------
 NET INCREASE (DECREASE)                   (87,678)             1,166,227
--------------------------------------------------------------------------------

                                        SIX MONTHS ENDED
                                        MARCH 31, 2003    YEAR ENDED
CLASS R                                 (UNAUDITED)       SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
 Sales                                          --                    251
 Issued to shareholders electing to
  receive payments of distributions in
  Fund shares                                   11                      4
--------------------------------------------------------------------------------
NET INCREASE                                    11                    255
--------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002 to September 30, 2002.

     On May 1, 2002, the Fund received an in-kind contribution in return for 1,159,651 Class I shares of the Fund.

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
     The  investment  adviser fee is earned by Boston  Management  and  Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the investment advisory agreement, BMR receives a monthly advisory fee equal to 0.40% annually of the Fund's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For six months ended March 31, 2003, the advisory fee amounted to $22,322. In order to enhance the net income of the Fund, BMR made a reduction of the investment adviser fee of $128. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Fund to Atlanta Capital Management, LLC ("Atlanta Capital"), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Fund in the amount of 0.30% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. EVM serves as administrator of the Fund but receives no compensation. To enhance the net income of the Fund, the Administrator was allocated $5,966 of the Fund's operating expenses for the six months ended March 31, 2003. Except as to Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2003, no significant amounts have been deferred. Effective August 1, 2002, EVM serves as the sub- transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended March 31, 2003, no significant amounts have been accrued or paid.

     Certain officers and Trustees of the Fund are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
     The Fund has in effect a distribution plan for Class R (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Class R Plan allows the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.25% of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. Although there is not the present intention to do so, the Fund could pay distribution fees of up to 0.50% of Class R's average daily net assets annually upon Trustee approval. The Fund paid or accrued $3 for Class R shares to or payable to EVD for the six months ended March 31, 2003, representing 0.25% (annualized) of the average daily net assets for Class R shares.

     The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class R shares for

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

     each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the six months ended March 31, 2003 amounted to $3 for Class R shares.

6 Purchases and Sales of Investments
-------------------------------------------
     Purchases,  sales  and  paydowns  of  investments,  other  than  short-term
     obligations,    aggregated   $5,300,280,    $2,831,691,   and   $1,648,598,
     respectively, for the six months ended March 31, 2003.

7 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
     The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2003, as computed on a federal income tax basis, were as follows:


    AGGREGATE COST                            $9,940,704
    ----------------------------------------------------
    Gross unrealized appreciation             $  255,747
    Gross unrealized depreciation                (23,979)
    ----------------------------------------------------
    NET UNREALIZED APPRECIATION               $  231,768
    ----------------------------------------------------

8 Line of Credit
-------------------------------------------
     The Fund participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2003.

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF MARCH 31, 2003

INVESTMENT MANAGEMENT

ATLANTA CAPITAL INTERMEDIATE BOND FUND

Officers

Thomas E. Faust Jr.
President

Gregory L. Coleman
Vice President

James A. Womack
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chief Executive Officer of Eaton Vance Corp.
and officer and/or director of its subsidiaries

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF ATLANTA CAPITAL INTERMEDIATE BOND FUND
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

SUB-ADVISER OF ATLANTA CAPITAL INTERMEDIATE BOND FUND
ATLANTA CAPITAL MANAGEMENT, LLC
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

ADMINISTRATOR OF ATLANTA CAPITAL INTERMEDIATE BOND FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

ATLANTA CAPITAL INTERMEDIATE BOND FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.


1443-5/03                                                                AIBSRC

[ATLANTA CAPITAL LOGO]

[ADDING MACHINE]

Semiannual Report March 31, 2003

[NYSE FLAG]

                                     ATLANTA
                                     CAPITAL
                                LARGE-CAP GROWTH
                                      FUND

[FLOOR STOCK EXCHANGE]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003
INVESTMENT UPDATE

       [PHOTO]
                               THE INVESTMENT TEAM
                               MANAGING LARGE-CAP
                                GROWTH PORTFOLIO:
    MARILYN R. IRVIN
WILLIAM R. HACKNEY, III
  DANIEL W. BOONE, III
     (NOT PICTURED:
    PAUL J. MARSHALL)

Management Discussion

- Atlanta Capital Large-Cap Growth Fund encountered a gradually improving market environment over the past six months. Interest rates remain low by historic standards. The US economy, as measured by changes in real Gross
     Domestic Product (GDP), registered positive growth for the past five quarters. Corporate profits appear to be on the mend, while the major stock market indexes seem to have "bottomed out," following three consecutive years of declines.

- Against this backdrop, the Fund's Class I and Class R shares posted gains slightly less than their benchmark, the S&P 500 Index, over the past six months.(1) Among the 10 economic sectors constituting the S&P 500, the more economically sensitive information technology and telecommunications sectors recorded the strongest price gains, while the less economically sensitive consumer staples and utility sectors recorded modest declines. The disparate performance of the various sectors suggests that investors were beginning to focus on improving prospects for a more robust economic recovery, following the end of the conflict with Iraq.

- The Large-Cap Growth Portfolio continued to emphasize cyclical growth companies in anticipation of a rebound in the capital spending and manufacturing sectors of the economy. Relative to the S&P 500 Index, the Portfolio maintained overweight positions in the information technology, basic materials and health care sectors.(1) Conversely, the Portfolio maintained underweight positions in the consumer staples, consumer discretionary, and finance sectors. Overall, the Portfolio sector weightings had a favorable impact on performance during the period.

- The Portfolio's technology issues generally posted the strongest price gains, and stock selection within the universe of technology-related stocks was favorable. On the downside, several of the Portfolio's insurance, computer services, beverage, pharmaceutical, and household products stocks declined in price. As a result, stock performance was moderately unfavorable in the finance, consumer staples, and health care sectors, as well as for the Portfolio overall.

- During the period, the Portfolio's sector weighting in the energy and telecommunications sectors was reduced due to growing concerns about weaker oil prices following the Iraq conflict and a poor regulatory environment for large telecommunications providers.

The Fund

The Past Six Months

- During the six months ended March 31, 2003, the Fund's Class I shares had a total return of 4.59%. This return was the result of an increase in net asset value (NAV) to $7.73 on March 31, 2003 from $7.40 on September 30, 2002, and the reinvestment of $0.010 per share in dividend income.(2) The Fund's Class R shares had a total return of 4.33%, the result of an increase in net asset value (NAV) to $7.71 from $7.39 during the same period.(2)

- For comparison, the Fund's benchmark index, the S&P 500 Index, had a total return of 5.01%, for the six months ended March 31, 2003.(1)

--------------------------------------------------------------------------------
THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND ATLANTA CAPITAL MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND. -
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF MARCH 31, 2003

PERFORMANCE(2) CLASS I CLASS R
----------------------------------------------------------------------
Cumulative Total Returns (at net asset value)
Life of Fund+                                    -22.61%      -22.90%

+    Inception Dates - Class I: 4/30/02; Class R: 4/30/02

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------


TEN LARGEST HOLDINGS(3) BY TOTAL NET ASSETS
----------------------------------------------------------------
Microsoft Corp.                                    3.3%
General Electric Co.                               3.3
Pfizer, Inc.                                       3.2
Dell Computer Corp.                                2.8
Linear Technology Corp.                            2.8
Merck & Co., Inc.                                  2.8
Cisco Systems, Inc.                                2.8
Intel Corp.                                        2.7
Medtronic, Inc.                                    2.7
Bank of America Corp.                              2.6

(1)  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. CLASSES I AND R HAVE NO SALES CHARGE.

(3) TEN LARGEST HOLDINGS ACCOUNTED FOR 29.0% OF THE PORTFOLIO'S TOTAL NET ASSETS. HOLDINGS ARE SUBJECT TO CHANGE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003
Assets
----------------------------------------------------------------------
Investment in Large-Cap Growth Portfolio, at value
   (identified cost, $19,996,107)                        $ 19,157,209
Receivable for Fund shares sold                                 9,773
Receivable from the Administrator                               3,036
----------------------------------------------------------------------
TOTAL ASSETS                                             $ 19,170,018
----------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------
Payable for Fund shares redeemed                         $     10,539
Accrued expenses                                               12,868
----------------------------------------------------------------------
TOTAL LIABILITIES                                        $     23,407
----------------------------------------------------------------------
NET ASSETS                                               $ 19,146,611
----------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------
Paid-in capital                                          $ 22,489,905
Accumulated net realized loss from Portfolio (computed
   on the basis of identified cost)                        (2,522,407)
Accumulated undistributed net investment income                18,011
Net unrealized depreciation from Portfolio (computed on
   the basis of identified cost)                             (838,898)
----------------------------------------------------------------------
TOTAL                                                    $ 19,146,611
----------------------------------------------------------------------
Class I Shares
----------------------------------------------------------------------
NET ASSETS                                               $ 19,145,832
SHARES OUTSTANDING                                          2,475,411
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of beneficial
      interest outstanding)                              $       7.73
----------------------------------------------------------------------
Class R Shares
----------------------------------------------------------------------
NET ASSETS                                               $        779
SHARES OUTSTANDING                                                101
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets DIVIDED BY shares of beneficial
      interest outstanding)                              $       7.71
----------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2003

Investment Income
----------------------------------------------------------------------
Dividends allocated from Portfolio                       $    121,805
Interest allocated from Portfolio                                 895
Expenses allocated from Portfolio                             (70,344)
----------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                     $     52,356
----------------------------------------------------------------------

Expenses
----------------------------------------------------------------------
Trustees' fees and expenses                              $         93
Distribution and service fees
   Class R                                                          2
Legal and accounting services                                   7,105
Custodian fee                                                   6,320
Registration fees                                               5,536
Transfer and dividend disbursing agent fees                     3,425
Printing and postage                                            1,836
Miscellaneous                                                     980
----------------------------------------------------------------------
TOTAL EXPENSES                                           $     25,297
----------------------------------------------------------------------
Deduct --
   Preliminary allocation of expenses to the
      Administrator                                      $      3,036
----------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                 $      3,036
----------------------------------------------------------------------
NET EXPENSES                                             $     22,261
----------------------------------------------------------------------
NET INVESTMENT INCOME                                    $     30,095
----------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
----------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)       $ (1,069,450)
----------------------------------------------------------------------
NET REALIZED LOSS                                        $ (1,069,450)
----------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                   $  1,697,121
----------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)     $  1,697,121
----------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                         $    627,671
----------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS               $    657,766
----------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS


                                         SIX MONTHS ENDED
INCREASE (DECREASE)                      MARCH 31, 2003    YEAR ENDED
IN NET ASSETS                            (UNAUDITED)       SEPTEMBER 30, 2002(1)

--------------------------------------------------------------------------------
From operations --
   Net investment income                   $     30,095       $      9,702
   Net realized loss                         (1,069,450)        (1,452,957)
   Net change in unrealized appreciation
      (depreciation)                          1,697,121         (2,536,019)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS                              $    657,766       $ (3,979,274)
--------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class I                              $    (21,786)      $         --
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS        $    (21,786)      $         --
--------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class I                              $  3,951,855       $ 22,137,958
      Class R                                        --              1,010
   Net asset value of shares issued to shareholders in payment of distributions declared
      Class I                                    21,786                 --
   Cost of shares redeemed
      Class I                                (2,332,812)        (1,289,892)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE
   TRANSACTIONS                            $  1,640,829       $ 20,849,076
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                 $  2,276,809       $ 16,869,802
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                     $ 16,869,802       $         --
--------------------------------------------------------------------------------
AT END OF PERIOD                           $ 19,146,611       $ 16,869,802
--------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
--------------------------------------------------------------------------------
AT END OF PERIOD                           $     18,011       $      9,702
--------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS I
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------
                                  (UNAUDITED)(1)             2002(1)(2)
-------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.400                 $10.000
-------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------
Net investment income                 $ 0.013                 $ 0.004
Net realized and unrealized
   gain (loss)                          0.327                  (2.604)
-------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.340                 $(2.600)
-------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------
From net investment income            $(0.010)                $    --
-------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.010)                $    --
-------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 7.730                 $ 7.400
-------------------------------------------------------------------------------

TOTAL RETURN(3)                          4.59%                 (26.00)%
-------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $19,146                 $16,869
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.00%(5)                1.00%(5)
   Net investment income                 0.32%(5)                0.12%(5)
Portfolio Turnover of the
   Portfolio                               15%                     11%
-------------------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(4)                           1.13%(5)                1.38%(5)
   Net investment income
      (loss)                             0.19%(5)               (0.26)%(5)
Net investment income (loss)
   per share                          $ 0.008                 $(0.009)
-------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) For the period from the start of business, April 30, 2002 to September 30, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS R
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------
                                  (UNAUDITED)(1)             2002(1)(2)
-------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.390                 $10.000
-------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------
Net investment loss                   $(0.008)                $(0.014)
Net realized and unrealized
   gain (loss)                          0.328                  (2.596)
-------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.320                 $(2.610)
-------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 7.710                 $ 7.390
-------------------------------------------------------------------------------

TOTAL RETURN(3)                          4.33%                 (26.10)%
-------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $     1                 $     1
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.50%(5)                1.50%(5)
   Net investment loss                  (0.19)%(5)              (0.38)%(5)
Portfolio Turnover of the
   Portfolio                               15%                     11%
-------------------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(4)                           1.63%(5)                1.88%(5)
   Net investment loss                  (0.32)%(5)              (0.76)%(5)
   Net investment loss per share      $(0.013)                $(0.028)
-------------------------------------------------------------------------------

(1)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.
(2) For the period from the start of business, April 30, 2002 to September 30, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
--------------------------------------------
     Atlanta Capital Large-Cap Growth Fund (the Fund), is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class R shares and Class I shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Large-Cap Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (97.8% at March 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2002, the Fund, for federal income tax purposes, had a capital loss carry over of $1,413,315 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2010.

D Other -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F Interim Financial Statements -- The interim financial statements relating to March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
--------------------------------------------
     It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Shares of Beneficial Interest
--------------------------------------------
     The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                         SIX MONTHS ENDED
                                         MARCH 31, 2003    YEAR ENDED
CLASS I                                  (UNAUDITED)       SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
Sales                                       489,478            2,436,688
Issued to shareholders electing to
 receive payments of distributions in
Fund shares                                   2,727                   --
Redemptions                                (295,709)            (157,773)
--------------------------------------------------------------------------------
NET INCREASE                                196,496            2,278,915
--------------------------------------------------------------------------------

                                      SIX MONTHS ENDED
                                      MARCH 31, 2003       YEAR ENDED
CLASS R                               (UNAUDITED)          SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
 Sales                                           --                  101
--------------------------------------------------------------------------------
 NET INCREASE                                    --                  101
--------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002 to September 30, 2002.

     On May 1, 2002, the Fund received an in-kind contribution in return for 1,935,364 Class I shares of the Fund.

4 Transactions with Affiliates
--------------------------------------------
     Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. To enhance the net investment income of the Fund, the Administrator was allocated $3,036 of the Fund's operating expenses for the six months ended March 31, 2003. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the six months ended March 31, 2003, no significant amounts have been earned. Certain officers and Trustees of the Fund are officers of the above organizations.

5 Distribution and Service Plans
--------------------------------------------
     The Fund has in effect a distribution plan for Class R (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Class R Plan allows the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.25% of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. Although there is not the present intention to do so, the Fund could pay distribution fees of up to 0.50% of Class R's average daily net assets annually upon Trustee approval. The Fund paid or accrued $1 for Class R shares to or payable to EVD for the six months ended March 31, 2003, representing 0.25% (annualized) of the average daily net assets for Class R shares.

     The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class R shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the six months ended March 31, 2003 amounted to $1 for Class R shares.

6 Investment Transactions
--------------------------------------------
     Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2003, aggregated $3,959,139 and $2,330,918, respectively.

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 98.6%

SECURITY                                  SHARES   VALUE
----------------------------------------------------------------
Aerospace and Defense -- 2.0%
----------------------------------------------------------------
General Dynamics Corp.                     7,000   $    385,490
----------------------------------------------------------------
                                                   $    385,490
----------------------------------------------------------------
Banks -- 2.6%
----------------------------------------------------------------
Bank of America Corp.                      7,500   $    501,300
----------------------------------------------------------------
                                                   $    501,300
----------------------------------------------------------------
Beverages - Soft Drink -- 2.5%
----------------------------------------------------------------
Coca-Cola Company (The)                   12,100   $    489,808
----------------------------------------------------------------
                                                   $    489,808
----------------------------------------------------------------
Biotechnology -- 1.8%
----------------------------------------------------------------
Amgen, Inc.(1)                             6,000   $    345,300
----------------------------------------------------------------
                                                   $    345,300
----------------------------------------------------------------
Computer Hardware -- 2.8%
----------------------------------------------------------------
Dell Computer Corp.(1)                    20,300   $    554,393
----------------------------------------------------------------
                                                   $    554,393
----------------------------------------------------------------
Computer Storage and Peripheral -- 1.6%
----------------------------------------------------------------
EMC Corp.(1)                              42,400   $    306,552
----------------------------------------------------------------
                                                   $    306,552
----------------------------------------------------------------
Construction - Cement -- 1.1%
----------------------------------------------------------------
Vulcan Materials Co.                       6,900   $    208,587
----------------------------------------------------------------
                                                   $    208,587
----------------------------------------------------------------
Diversified Financial Services -- 5.6%
----------------------------------------------------------------
Fannie Mae                                 3,800   $    248,330
Franklin Resources, Inc.                  15,200        500,232
SEI Investments Co.                       13,400        351,080
----------------------------------------------------------------
                                                   $  1,099,642
----------------------------------------------------------------
Electrical Equipment -- 1.4%
----------------------------------------------------------------
American Power Conversion Corp.(1)        18,800   $    267,712
----------------------------------------------------------------
                                                   $    267,712
----------------------------------------------------------------

SECURITY                                  SHARES   VALUE
----------------------------------------------------------------
Electronic Equipment & Instruments -- 1.5%
----------------------------------------------------------------
Molex Inc.                                14,100   $    302,868
----------------------------------------------------------------
                                                   $    302,868
----------------------------------------------------------------
General Merchandise -- 5.6%
----------------------------------------------------------------
Family Dollar Stores, Inc.                13,100   $    404,528
Target Corp.                              12,400        362,824
Wal-Mart Stores, Inc.                      6,500        338,195
----------------------------------------------------------------
                                                   $  1,105,547
----------------------------------------------------------------
Health and Personal Care -- 1.2%
----------------------------------------------------------------
Estee Lauder Companies, Inc. (The)         8,000   $    242,880
----------------------------------------------------------------
                                                   $    242,880
----------------------------------------------------------------
Health Care - Drugs Major -- 11.9%
----------------------------------------------------------------
Johnson & Johnson Co.                      7,000   $    405,090
Lilly (Eli) & Co.                          7,000        400,050
Merck & Co., Inc.                         10,000        547,800
Pfizer, Inc.                              19,950        621,642
Schering-Plough Corp.                     20,000        356,600
----------------------------------------------------------------
                                                   $  2,331,182
----------------------------------------------------------------
Health Care - Equipment -- 4.0%
----------------------------------------------------------------
DENTSPLY International, Inc.               7,300   $    253,967
Medtronic, Inc.                           11,600        523,392
----------------------------------------------------------------
                                                   $    777,359
----------------------------------------------------------------
Health Care - Facility -- 1.6%
----------------------------------------------------------------
Health Management Associates, Inc.,
Class A                                   16,500   $    313,500
----------------------------------------------------------------
                                                   $    313,500
----------------------------------------------------------------
Health Care - Managed Care -- 1.8%
----------------------------------------------------------------
WellPoint Health Networks, Inc.(1)         4,500   $    345,375
----------------------------------------------------------------
                                                   $    345,375
----------------------------------------------------------------
Household Products -- 2.1%
----------------------------------------------------------------
Colgate-Palmolive Co.                      7,400   $    402,856
----------------------------------------------------------------
                                                   $    402,856
----------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES   VALUE
----------------------------------------------------------------
Industrial Conglomerates -- 3.2%
----------------------------------------------------------------
General Electric Co.                      25,000   $    637,500
----------------------------------------------------------------
                                                   $    637,500
----------------------------------------------------------------
Industrial Gases -- 1.0%
----------------------------------------------------------------
Praxair, Inc.                              3,500   $    197,225
----------------------------------------------------------------
                                                   $    197,225
----------------------------------------------------------------
Insurance - Life and Health -- 2.3%
----------------------------------------------------------------
Aflac Corp.                               14,000   $    448,701
----------------------------------------------------------------
                                                   $    448,701
----------------------------------------------------------------
Insurance - Multiline -- 3.9%
----------------------------------------------------------------
American International Group, Inc.         9,250   $    457,412
Hartford Financial Services Group, Inc.    8,600        303,494
----------------------------------------------------------------
                                                   $    760,906
----------------------------------------------------------------
IT Consulting and Services -- 1.6%
----------------------------------------------------------------
Fiserv, Inc.(1)                           10,000   $    314,800
----------------------------------------------------------------
                                                   $    314,800
----------------------------------------------------------------
Machinery - Industrial -- 1.7%
----------------------------------------------------------------
Dover Corp.                               14,100   $    341,502
----------------------------------------------------------------
                                                   $    341,502
----------------------------------------------------------------
Metals - Industrial -- 1.5%
----------------------------------------------------------------
Nucor Corp.                                7,500   $    286,275
----------------------------------------------------------------
                                                   $    286,275
----------------------------------------------------------------
Networking Equipment -- 2.8%
----------------------------------------------------------------
Cisco Systems, Inc.(1)                    41,600   $    539,968
----------------------------------------------------------------
                                                   $    539,968
----------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.4%
----------------------------------------------------------------
EOG Resources, Inc.                       12,000   $    474,720
----------------------------------------------------------------
                                                   $    474,720
----------------------------------------------------------------
Oil and Gas - Integrated -- 2.3%
----------------------------------------------------------------
ConocoPhillips                             4,000   $    214,400


SECURITY                                  SHARES   VALUE
----------------------------------------------------------------

Oil and Gas - Integrated (continued)
----------------------------------------------------------------
Exxon Mobil Corp.                          6,800        237,660
----------------------------------------------------------------
                                                   $    452,060
----------------------------------------------------------------
Publishing -- 1.8%
----------------------------------------------------------------
Tribune Co.                                7,900   $    355,579
----------------------------------------------------------------
                                                   $    355,579
----------------------------------------------------------------
Restaurants -- 1.7%
----------------------------------------------------------------
Brinker International, Inc.(1)            11,000   $    335,500
----------------------------------------------------------------
                                                   $    335,500
----------------------------------------------------------------
Retail - Food and Drug -- 1.2%
----------------------------------------------------------------
Walgreen Co.                               8,000   $    235,840
----------------------------------------------------------------
                                                   $    235,840
----------------------------------------------------------------
Retail - Home Improvement -- 2.0%
----------------------------------------------------------------
Home Depot, Inc. (The)                    16,500   $    401,940
----------------------------------------------------------------
                                                   $    401,940
----------------------------------------------------------------
Retail - Specialty and Apparel -- 1.2%
----------------------------------------------------------------
Bed Bath and Beyond, Inc.(1)               7,000   $    241,780
----------------------------------------------------------------
                                                   $    241,780
----------------------------------------------------------------
Semiconductors -- 7.4%
----------------------------------------------------------------
Intel Corp.                               32,500   $    529,100
Linear Technology Corp.                   17,900        552,573
QLogic Corp.(1)                           10,000        371,400
----------------------------------------------------------------
                                                   $  1,453,073
----------------------------------------------------------------
Services - Data Processing -- 0.9%
----------------------------------------------------------------
Concord EFS, Inc.(1)                      18,100   $    170,140
----------------------------------------------------------------
                                                   $    170,140
----------------------------------------------------------------
Systems Software -- 5.4%
----------------------------------------------------------------
Adobe Systems, Inc.                       13,200   $    406,956
Microsoft Corp.                           27,000        653,670
----------------------------------------------------------------
                                                   $  1,060,626
----------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES   VALUE
----------------------------------------------------------------
Telephone -- 3.2%
----------------------------------------------------------------
SBC Communications, Inc.                  16,000   $    320,960
Verizon Communications, Inc.               8,500        300,475
----------------------------------------------------------------
                                                   $    621,435
----------------------------------------------------------------
Total Common Stocks
   (identified cost $20,201,618)                   $ 19,309,921
----------------------------------------------------------------
Total Investments -- 98.6%
   (identified cost $20,201,618)                   $ 19,309,921
----------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%             $    274,441
----------------------------------------------------------------
Net Assets -- 100.0%                               $ 19,584,362
----------------------------------------------------------------

(1)  Non-income producing security.

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003

Assets
------------------------------------------------------
Investments, at value
   (identified cost, $20,201,618)         $19,309,921
Cash                                          204,277
Receivable for investments sold                62,298
Interest and dividends receivable              22,280
Prepaid expenses                                   33
------------------------------------------------------
TOTAL ASSETS                              $19,598,809
------------------------------------------------------

Liabilities
------------------------------------------------------
Accrued expenses                          $    14,447
------------------------------------------------------
TOTAL LIABILITIES                         $    14,447
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $19,584,362
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $20,476,059
Net unrealized depreciation (computed on
   the basis of
   identified cost)                          (891,697)
------------------------------------------------------
TOTAL                                     $19,584,362
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2003

Investment Income
------------------------------------------------------
Dividends                                 $   125,333
Interest                                          927
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $   126,260
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    62,217
Trustees' fees and expenses                        93
Custodian fee                                  10,843
Legal and accounting services                   8,695
Miscellaneous                                     138
------------------------------------------------------
TOTAL EXPENSES                            $    81,986
------------------------------------------------------
Deduct --
   Preliminary reduction of investment
      adviser fee                         $     9,510
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     9,510
------------------------------------------------------

NET EXPENSES                              $    72,476
------------------------------------------------------

NET INVESTMENT INCOME                     $    53,784
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,089,810)
------------------------------------------------------
NET REALIZED LOSS                         $(1,089,810)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 1,690,131
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 1,690,131
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $   600,321
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   654,105
------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                         SIX MONTHS ENDED
INCREASE (DECREASE)                      MARCH 31, 2003    YEAR ENDED
IN NET ASSETS                            (UNAUDITED)       SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
From operations --
 Net investment income                   $        53,784   $           16,480
 Net realized loss                            (1,089,810)          (1,455,506)
 Net change in unrealized appreciation
  (depreciation)                               1,690,131           (2,581,828)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                         $       654,105   $       (4,020,854)
--------------------------------------------------------------------------------
Capital transactions --
 Contributions                           $     5,023,851   $       22,385,941
 Withdrawals                                  (3,250,679)          (1,308,012)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                          $     1,773,172   $       21,077,929
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               $     2,427,277   $       17,057,075
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                   $    17,157,085   $          100,010
--------------------------------------------------------------------------------
AT END OF PERIOD                         $    19,584,362   $       17,157,085
--------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------
                                  (UNAUDITED)                 2002(1)
-------------------------------------------------------------------------------
Ratios/Supplemental Data+
-------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
   Net expenses                          0.76%(2)                0.92%(2)
   Net investment income                 0.56%(2)                0.20%(2)
Portfolio Turnover                         15%                     11%
-------------------------------------------------------------------------------
TOTAL RETURN                             4.71%                 (25.97)%
-------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $19,584                 $17,157
-------------------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                              0.86%(2)                0.98%(2)
   Net investment income                 0.46%(2)                0.14%(2)
-------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002 to September 30, 2002.
(2)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
--------------------------------------------
     Large-Cap   Growth  Portfolio  (the  Portfolio)  is  registered  under  the
     Investment  Company Act of 1940,  as amended,  as a  diversified,  open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations that rank in the top 1,000 U.S. companies (large company stocks), emphasizing quality growth companies with a demonstrated record of consistent earnings growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2003, the Eaton Vance Large-Cap Growth Fund and the Atlanta Capital Large-Cap Growth Fund held 1.8% and 97.8% interests in the Portfolio, respectively. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

E Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Interim Financial Statements -- The interim financial statements relating to March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
------------------------------------------------------------------
     The  investment  adviser fee is earned by Boston  Management  and  Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended March 31, 2003, the advisory fee amounted to $62,217. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $9,510. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management LLC (Atlanta Capital), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.400% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
--------------------------------------------
     Purchases and sales of investments, other than short-term obligations, aggregated $4,656,336 and $2,869,064 respectively, for the six months ended March 31, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
--------------------------------------------
     The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2003, as computed on a federal income tax basis, were as follows:


    AGGREGATE COST                            $20,201,618
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,216,755
    Gross unrealized depreciation              (3,108,452)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (891,697)
    -----------------------------------------------------

5 Line of Credit
--------------------------------------------
     The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2003.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

INVESTMENT MANAGEMENT

ATLANTA CAPITAL LARGE-CAP GROWTH FUND

Officers

Thomas E. Faust Jr.
President

Gregory L. Coleman
Vice President

James A. Womack
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chairman, President and Chief Executive
Officer of Eaton Vance Corp.
and officer and/or director of its subsidiaries

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

LARGE-CAP GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Daniel W. Boone, III
Vice President

Thomas E. Faust Jr.
Vice President

William R. Hackney, III
Vice President

Paul J. Marshall
Vice President

Marilyn Robinson Irvin
Vice President

Kristin S. Anagnost
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Banking
Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF LARGE-CAP GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

SUB-ADVISER OF LARGE-CAP GROWTH PORTFOLIO
ATLANTA CAPITAL MANAGEMENT LLC
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

ADMINISTRATOR OF ATLANTA CAPITAL LARGE-CAP GROWTH FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

ATLANTA CAPITAL LARGE-CAP GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
      THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS
        WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING
          ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS
                  CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
--------------------------------------------------------------------------------
1451-5/03                                                               ALCGSRC

[EATON VANCE LOGO]
[ADDING MACHINE PHOTO]


SEMIANNUAL REPORT MARCH 31, 2003

[NYSE FLAG PHOTO]

                                     ATLANTA

                                     CAPITAL

                                    SMALL-CAP

                                      FUND

[FLOOR STOCK EXCHANGE PHOTO]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

ATLANTA CAPITAL SMALL-CAP FUND as of March 31, 2003
INVESTMENT UPDATE

[PHOTO OF PAUL J. MARSHALL WILLIAM R. HACKNEY, III AND CHARLES B. REED] The Investment Team
Managing Small-Cap
Portfolio:
Paul J. Marshall
William R. Hackney, III
Charles B. Reed

MANAGEMENT DISCUSSION

- During the past six months, geopolitical and economic uncertainties confronted the market, the most important being the outcome of the war in Iraq and its impact on the economy. Our view is that the war with Iraq is the last major obstacle holding back the equity market and the economy. As the conflict gradually gets resolved, we look for economic growth to reaccelerate, pushing up both earnings and stock prices.

- The previous recession was primarily caused by the collapse of business investment, particularly in technology, telecommunication, and information technology. With the first recession of the new technology age, the economy did not respond in its traditional way. Given the current unusual recovery, we believe that our investment discipline of emphasizing quality small companies should serve us well, as we expect a moderate but steady recovery.

- The Russell 2000 Index posted a total return of 1.39% for the six months ended March 31, 2003.(1) The technology sector was the best performing sector in the Index, gaining over 20% for the period. The other sectors of the Russell 2000 Index that added to performance were energy, producer durables, and utilities. The worst performing sectors were consumer staples and basic materials. The disparate performance of the various sectors suggests that investors are beginning to focus on improving prospects for an economic recovery, following the end of the conflict with Iraq.

- Over the past six months, the Fund's returns were flat to modestly negative. While the Small-Cap Portfolio generally tried to be sector-neutral, relative to the Index, a small underweight in technology and a slight overweight in consumer staples detracted from the Portfolio's overall performance. Despite performance issues overall in the basic materials sector, securities from that sector were the most positive contributors to the Portfolio's performance, due to better stock selection versus the Index.(1)

- Stock selection was a positive contributor to the overall performance of the Portfolio. The Portfolio had strong stock selection in technology-related stocks, with some holdings posting strong gains over the past six months. Positive stock selection occurred within most sectors. All the companies in the Portfolio's basic materials sector had positive returns. The largest negative impact came from health care stocks, as the Portfolio's holdings in hospital and medical device companies performed poorly.

THE FUND

The Past Six Months

- During the six months ended March 31, 2003, the Fund's Class I shares had a total return of 0.00%. This return was the result of a net asset value
     (NAV) of $7.71 on March 31, 2003, unchanged from $7.71 on September 30, 2002.(2) The Fund's Class R shares had a total return of -0.39%, the result of a decrease in NAV to $7.67 from $7.70 during the same period.(2)

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND ATLANTA CAPITAL MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

FUND INFORMATION
As of March 31, 2003


PERFORMANCE(2) CLASS I CLASS R
- --------------------------------------------------
Cumulative Total Returns (at net asset value)

Life of Fund+                  -22.90%    -23.30%


+Inception Dates - Class I: 4/30/02; Class R: 4/30/02


TEN LARGEST HOLDINGS(3) By total net assets
---------------------------------------------------------
National Instruments Corp.                          2.9%
Landauer, Inc.                                      2.8
Fair, Isaac and Co., Inc.                           2.8
ALLETE, Inc.                                        2.7
Affiliated Managers Group, Inc.                     2.6
Florida Rock Industries, Inc.                       2.5
ICU Medical, Inc.                                   2.4
Manhattan Associates, Inc.                          2.4
Matthews International Corp.                        2.4
Financial Federal Corp.                             2.3

(1)  It is not possible to invest directly in an Index.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Class I and Class R have no sales charge.

(3) Ten largest holdings accounted for 25.8% of the Portfolio's total net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

ATLANTA CAPITAL SMALL-CAP FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES


AS OF MARCH 31, 2003
Assets
-----------------------------------------------------
Investment in Small-Cap Portfolio, at
   value
   (identified cost, $7,732,562)          $7,518,726
Receivable for Fund shares sold                9,225
Receivable from the Administrator                491
-----------------------------------------------------
TOTAL ASSETS                              $7,528,442
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $    1,017
Accrued expenses                              11,691
-----------------------------------------------------
TOTAL LIABILITIES                         $   12,708
-----------------------------------------------------
NET ASSETS                                $7,515,734
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $8,328,800
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (592,557)
Accumulated net investment loss               (6,673)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                         (213,836)
-----------------------------------------------------
TOTAL                                     $7,515,734
-----------------------------------------------------
Class I Shares
-----------------------------------------------------
NET ASSETS                                $7,514,959
SHARES OUTSTANDING                           974,848
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     7.71
-----------------------------------------------------

Class R Shares
-----------------------------------------------------
NET ASSETS                                $      775
SHARES OUTSTANDING                               101
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     7.67
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2003

Investment Income
----------------------------------------------------
Dividends allocated from Portfolio        $  41,976
Interest allocated from Portfolio               804
Expenses allocated from Portfolio           (27,594)
----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $  15,186
----------------------------------------------------

Expenses
----------------------------------------------------
Trustees' fees and expenses               $      93
Distribution and service fees
   Class R                                        2
Custodian fee                                 6,508
Legal and accounting services                 5,545
Registration fees                             5,536
Printing and postage                          2,366
Transfer and dividend disbursing agent
   fees                                       1,390
Miscellaneous                                   910
----------------------------------------------------
TOTAL EXPENSES                            $  22,350
----------------------------------------------------
Deduct --
   Preliminary allocation of expenses to
      the Administrator                   $     491
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     491
----------------------------------------------------

NET EXPENSES                              $  21,859
----------------------------------------------------

NET INVESTMENT LOSS                       $  (6,673)
----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(475,644)
----------------------------------------------------
NET REALIZED LOSS                         $(475,644)
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 440,889
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 440,889
----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (34,755)
----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (41,428)
----------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL SMALL-CAP FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS


                                         SIX MONTHS ENDED
INCREASE (DECREASE)                      MARCH 31, 2003    YEAR ENDED
IN NET ASSETS                            (UNAUDITED)       SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
From operations --
   Net investment loss                   $     (6,673)     $         (5,994)
   Net realized loss                         (475,644)             (117,060)
   Net change in unrealized appreciation
      (depreciation)                          440,889              (654,725)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                       $    (41,428)     $       (777,779)
--------------------------------------------------------------------------------
Transactions in shares of beneficial
 interest --
   Proceeds from sale of shares
      Class I                            $  1,149,239      $      8,235,922
      Class R                                      --                 1,010
   Cost of shares redeemed
      Class I                                (568,715)             (482,515)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                    $    580,524      $      7,754,417
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               $    539,096      $      6,976,638
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                   $  6,976,638      $             --
--------------------------------------------------------------------------------
AT END OF PERIOD                         $  7,515,734      $      6,976,638
--------------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
--------------------------------------------------------------------------------
AT END OF PERIOD                         $     (6,673)     $             --
--------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL SMALL-CAP FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS I
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------
                                  (UNAUDITED)                2002(1)(2)
-------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.710                 $10.000
-------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------
Net investment loss                   $(0.007)                $(0.007)
Net realized and unrealized
   gain (loss)                          0.007(3)               (2.283)
-------------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS            $    --                 $(2.290)
-------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 7.710                 $ 7.710
-------------------------------------------------------------------------------

TOTAL RETURN(4)                          0.00%                 (22.90)%
-------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 7,515                 $ 6,976
Ratios (As a percentage of
   average daily net assets):
   Net expenses(5)                       1.35%(6)                1.37%(6)
   Net expenses after custodian
    fee reduction(5)                     1.35%(6)                1.35%(6)
   Net investment loss                  (0.18)%(6)              (0.20)%(6)
Portfolio Turnover of the
   Portfolio                               26%                     17%
-------------------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(5)                           1.93%(6)                2.69%(6)
   Expenses after custodian
      fee reduction(5)                   1.93%(6)                2.67%(6)
   Net investment loss                  (0.76)%(6)              (1.52)%(6)
Net investment loss per share         $(0.030)                $(0.053)
-------------------------------------------------------------------------------

(1)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.
(2) For the period from the start of business, April 30, 2002, to September 30, 2002.
(3)  Per share amount is not in accord with the net realized and unrealized gain
     (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of the Portfolio's allocated expenses. (6) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL SMALL-CAP FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS R
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------
                                  (UNAUDITED)                2002(1)(2)
-------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.700                 $10.000
-------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------
Net investment loss                   $(0.020)                $(0.026)
Net realized and unrealized
   loss                                (0.010)                 (2.274)
-------------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS            $(0.030)                $(2.300)
-------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 7.670                 $ 7.700
-------------------------------------------------------------------------------

TOTAL RETURN(3)                         (0.39)%                (23.00)%
-------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $     1                 $     1
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.85%(5)                1.87%(5)
   Net expenses after
      custodian fee
      reduction(4) 1.85%(5) 1.85%(5) Net investment loss (0.75)%(5) (0.71)%(5)
Portfolio Turnover of the
   Portfolio                               26%                     17%
-------------------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(4)                           2.43%(5)                3.19%(5)
   Expenses after custodian
      fee reduction(4)                   2.43%(5)                3.17%(5)
   Net investment loss                  (1.33)%(5)              (2.03)%(5)
Net investment loss per share         $(0.035)                $(0.074)
-------------------------------------------------------------------------------

(1)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.
(2) For the period from the start of business, April 30, 2002, to September 30, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolio's allocated expenses. (5) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL SMALL-CAP FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
--------------------------------------------
     Atlanta Capital Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class I shares and Class R shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Small-Cap Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (54.8% at March 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2002 the Fund, for federal income tax purposes, had a capital loss carryover of $100,355 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2010.

D Other -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F Interim Financial Statements -- The interim financial statements relating to March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
--------------------------------------------
     It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

ATLANTA CAPITAL SMALL-CAP FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Shares of Beneficial Interest
--------------------------------------------
     The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                        SIX MONTHS ENDED
                                        MARCH 31, 2003     YEAR ENDED
CLASS I                                 (UNAUDITED)        SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
 Sales                                      141,714             963,204
 Redemptions                                (71,254)            (58,816)
--------------------------------------------------------------------------------
 NET INCREASE                                70,460             904,388
--------------------------------------------------------------------------------


                                        SIX MONTHS ENDED
                                        MARCH 31, 2003     YEAR ENDED
CLASS R                                 (UNAUDITED)        SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
    Sales                                        --                 101
--------------------------------------------------------------------------------
    NET INCREASE                                 --                 101
--------------------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002 to September 30, 2002.

     On May 1, 2002, the Fund received an in-kind contribution in return for 591,534 Class I shares of the Fund.

4 Transactions with Affiliates
--------------------------------------------
     Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. To reduce the net investment loss of the Fund, the Administrator was allocated $491 of the Fund's operating expenses for the six months ended March 31, 2003. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended March 31, 2003, no significant amounts have been earned. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5 Distribution and Service Plans
--------------------------------------------
     The Fund has in effect a distribution plan for Class R (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Class R Plans allows the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.25% of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. Although there is not the present intention to do so, the Fund could pay distribution fees of up to 0.50% of Class R's average daily net assets annually upon Trustee approval. The Fund paid or accrued $1 for Class R shares to or payable to EVD for the six months ended March 31, 2003, representing 0.25% (annualized) of the average daily net assets for Class R shares.

     The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class R shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the six months ended March 31, 2003 amounted to $1 for Class R shares.

6 Investment Transactions
--------------------------------------------
     Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2003, aggregated $1,149,126 and $571,095, respectively.

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 92.1%

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Advertising -- 1.8%
----------------------------------------------------------------
Grey Global Group, Inc.                        410  $   252,966
----------------------------------------------------------------
                                                    $   252,966
----------------------------------------------------------------
Air Freight -- 2.1%
----------------------------------------------------------------
Forward Air Corp.(1)                        13,450  $   292,685
----------------------------------------------------------------
                                                    $   292,685
----------------------------------------------------------------
Airlines -- 1.0%
----------------------------------------------------------------
SkyWest, Inc.                               12,700  $   131,191
----------------------------------------------------------------
                                                    $   131,191
----------------------------------------------------------------
Applications Software -- 9.2%
----------------------------------------------------------------
Fair, Isaac and Co., Inc.                    7,575  $   384,962
Jack Henry & Associates, Inc.               21,200      224,508
Kronos, Inc.(1)                              3,700      129,685
National Instruments Corp.(1)               11,100      391,497
The Reynolds and Reynolds Co. Class A        5,300      134,090
----------------------------------------------------------------
                                                    $ 1,264,742
----------------------------------------------------------------
Auto and Parts -- 0.9%
----------------------------------------------------------------
Gentex Corp.(1)                              5,100  $   129,795
----------------------------------------------------------------
                                                    $   129,795
----------------------------------------------------------------
Banks -- 9.2%
----------------------------------------------------------------
Capital City Bank Group, Inc.                6,700  $   262,037
City National Corp.                          3,800      166,972
Provident Bankshares Corp.                   7,129      164,537
Seacoast Banking Corp. of Florida           13,700      265,643
Texas Regional Bancshares, Class A           8,880      268,087
UCBH Holdings, Inc.                          3,000      131,940
----------------------------------------------------------------
                                                    $ 1,259,216
----------------------------------------------------------------
Broadcast Media -- 1.2%
----------------------------------------------------------------
Cox Radio, Inc., Class A(1)                  7,700  $   159,082
----------------------------------------------------------------
                                                    $   159,082
----------------------------------------------------------------

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Construction - Cement -- 2.5%
----------------------------------------------------------------
Florida Rock Industries, Inc.               10,000  $   338,500
----------------------------------------------------------------
                                                    $   338,500
----------------------------------------------------------------
Consumer Finance -- 2.3%
----------------------------------------------------------------
Financial Federal Corp.(1)                  16,800  $   320,880
----------------------------------------------------------------
                                                    $   320,880
----------------------------------------------------------------
Containers and Packaging -- 1.0%
----------------------------------------------------------------
AptarGroup, Inc.                             4,100  $   132,635
----------------------------------------------------------------
                                                    $   132,635
----------------------------------------------------------------
Diversified Financial Services -- 3.5%
----------------------------------------------------------------
Affiliated Managers Group, Inc.(1)           8,500  $   353,345
Allied Capital Corp.                         6,600      131,868
----------------------------------------------------------------
                                                    $   485,213
----------------------------------------------------------------
Electric Utilities -- 2.7%
----------------------------------------------------------------
ALLETE, Inc.                                17,900  $   371,604
----------------------------------------------------------------
                                                    $   371,604
----------------------------------------------------------------
Electrical Equipment -- 1.8%
----------------------------------------------------------------
Brady Corp., Class A                         4,800  $   135,744
C & D Technology, Inc.                       9,200      110,216
----------------------------------------------------------------
                                                    $   245,960
----------------------------------------------------------------
Electronic Equipment & Instruments -- 2.8%
----------------------------------------------------------------
Roper Industries, Inc.                       4,500  $   129,825
Technitrol, Inc.(1)                         17,800      260,592
----------------------------------------------------------------
                                                    $   390,417
----------------------------------------------------------------
Engineering & Contruction -- 2.2%
----------------------------------------------------------------
Jacobs Engineering Group, Inc.(1)            7,300  $   306,673
----------------------------------------------------------------
                                                    $   306,673
----------------------------------------------------------------
Food Distributors -- 1.9%
----------------------------------------------------------------
Performance Food Group Co.(1)                8,700  $   266,742
----------------------------------------------------------------
                                                    $   266,742
----------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Gas Utilities -- 1.0%
----------------------------------------------------------------
Piedmont Natural Gas Co., Inc.               3,700  $   131,905
----------------------------------------------------------------
                                                    $   131,905
----------------------------------------------------------------
Health Care - Equipment -- 3.4%
----------------------------------------------------------------
Diagnostic Products Corp.                    4,400  $   164,340
Young Innovations, Inc.(1)                  13,500      297,135
----------------------------------------------------------------
                                                    $   461,475
----------------------------------------------------------------
Health Care - Supplies -- 2.4%
----------------------------------------------------------------
ICU Medical, Inc.(1)                        12,150  $   334,247
----------------------------------------------------------------
                                                    $   334,247
----------------------------------------------------------------
Health Services -- 2.4%
----------------------------------------------------------------
First Health Group Corp.(1)                  6,400  $   162,816
Renal Care Group, Inc.(1)                    5,300      165,254
----------------------------------------------------------------
                                                    $   328,070
----------------------------------------------------------------
Home Furnishings -- 0.9%
----------------------------------------------------------------
La-Z-Boy, Inc.                               7,200  $   124,416
----------------------------------------------------------------
                                                    $   124,416
----------------------------------------------------------------
Household Products -- 1.0%
----------------------------------------------------------------
Church & Dwight Co., Inc.                    4,500  $   136,620
----------------------------------------------------------------
                                                    $   136,620
----------------------------------------------------------------
Housewares -- 2.4%
----------------------------------------------------------------
Matthews International Corp.                14,300  $   330,330
----------------------------------------------------------------
                                                    $   330,330
----------------------------------------------------------------
Industrial Conglomerate -- 1.0%
----------------------------------------------------------------
Carlisle Companies, Inc.                     3,300  $   133,617
----------------------------------------------------------------
                                                    $   133,617
----------------------------------------------------------------
Insurance - Property and Casualty -- 3.8%
----------------------------------------------------------------
Midland Co.                                 14,600  $   261,340
Triad Guaranty, Inc.(1)                      3,700      127,465
Wesco Financial Corp.                          430      128,140
----------------------------------------------------------------
                                                    $   516,945
----------------------------------------------------------------

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Insurance Brokers -- 0.9%
----------------------------------------------------------------
Arthur J. Gallagher & Co.                    5,300  $   130,115
----------------------------------------------------------------
                                                    $   130,115
----------------------------------------------------------------
IT Consulting & Services -- 3.9%
----------------------------------------------------------------
FactSet Research Systems, Inc.               6,200  $   201,190
Manhattan Associates, Inc.(1)               18,900      331,317
----------------------------------------------------------------
                                                    $   532,507
----------------------------------------------------------------
Leisure - Products -- 0.7%
----------------------------------------------------------------
Polaris Industries, Inc.                     2,000  $    99,440
----------------------------------------------------------------
                                                    $    99,440
----------------------------------------------------------------
Lodging and Hotels -- 1.2%
----------------------------------------------------------------
Marcus Corp., (The)                         11,900  $   161,840
----------------------------------------------------------------
                                                    $   161,840
----------------------------------------------------------------
Machinery Industrial -- 1.2%
----------------------------------------------------------------
Graco, Inc.                                  5,950  $   167,195
----------------------------------------------------------------
                                                    $   167,195
----------------------------------------------------------------
Multi-Utilities -- 1.5%
----------------------------------------------------------------
Energen Corp.                                6,300  $   201,978
----------------------------------------------------------------
                                                    $   201,978
----------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.0%
----------------------------------------------------------------
Newfield Exploration Co.(1)                  7,900  $   267,731
----------------------------------------------------------------
                                                    $   267,731
----------------------------------------------------------------
Packaged Foods -- 0.5%
----------------------------------------------------------------
Tootsie Roll Industries, Inc.                2,257  $    64,401
----------------------------------------------------------------
                                                    $    64,401
----------------------------------------------------------------
Paper Products -- 0.9%
----------------------------------------------------------------
Wausau-Mosinee Paper Corp.                  12,700  $   129,540
----------------------------------------------------------------
                                                    $   129,540
----------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D


SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Publishing -- 1.0%
----------------------------------------------------------------
Lee Enterprises, Inc.                        4,200  $   132,384
----------------------------------------------------------------
                                                    $   132,384
----------------------------------------------------------------
Restaurants -- 1.2%
----------------------------------------------------------------
Sonic Corp.(1)                               6,450  $   164,217
----------------------------------------------------------------
                                                    $   164,217
----------------------------------------------------------------
Retail - Apparel -- 0.9%
----------------------------------------------------------------
Kenneth Cole Productions, Inc.(1)            5,800  $   127,020
----------------------------------------------------------------
                                                    $   127,020
----------------------------------------------------------------
Retail - Food -- 1.9%
----------------------------------------------------------------
Casey's General Stores, Inc.                11,100  $   132,090
Ruddick Corp.                               10,100      124,230
----------------------------------------------------------------
                                                    $   256,320
----------------------------------------------------------------
Semiconductor Equipment -- 0.7%
----------------------------------------------------------------
Cohu, Inc.                                   6,500  $    95,095
----------------------------------------------------------------
                                                    $    95,095
----------------------------------------------------------------
Services - Diversified Commercial -- 3.0%
----------------------------------------------------------------
ABM Industries, Inc.                        21,700  $   285,138
G & K Services, Inc.                         5,400      129,600
----------------------------------------------------------------
                                                    $   414,738
----------------------------------------------------------------
Services - Employment -- 0.5%
----------------------------------------------------------------
On Assignment, Inc.(1)                      15,300  $    64,719
----------------------------------------------------------------
                                                    $    64,719
----------------------------------------------------------------
Specialty Store -- 2.9%
----------------------------------------------------------------
Aaron Rents, Inc.                           14,600  $   297,548
Claire's Stores, Inc.                        4,100       96,801
----------------------------------------------------------------
                                                    $   394,349
----------------------------------------------------------------

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------

Waste Management -- 2.8%
----------------------------------------------------------------
Landauer, Inc.                              10,600  $   389,020
----------------------------------------------------------------
                                                    $   389,020
----------------------------------------------------------------
Total Common Stocks
   (identified cost $13,373,793)                    $12,638,535
----------------------------------------------------------------
Total Investments -- 92.1%
   (identified cost $13,373,793)                    $12,638,535
----------------------------------------------------------------
Other Assets, Less Liabilities -- 7.9%              $ 1,083,818
----------------------------------------------------------------
Net Assets -- 100.0%                                $13,722,353
----------------------------------------------------------------

(1)  Non-income producing security.

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $13,373,793)                           $12,638,535
Cash                                           19,862
Receivable for investments sold             1,261,925
Interest and dividends receivable              17,014
Prepaid expenses                                   19
------------------------------------------------------
TOTAL ASSETS                              $13,937,355
------------------------------------------------------
Liabilities
------------------------------------------------------
Demand note payable                       $   200,000
Accrued expenses                               15,002
------------------------------------------------------
TOTAL LIABILITIES                         $   215,002
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $13,722,353
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $14,457,611
Net unrealized depreciation (computed on
   the basis of identified cost)             (735,258)
------------------------------------------------------
TOTAL                                     $13,722,353
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2003

Investment Income
----------------------------------------------------
Dividends                                 $  86,189
Interest                                      1,644
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $  87,833
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  75,377
Trustees' fees and expenses                      93
Custodian fee                                15,105
Legal and accounting services                 8,694
Miscellaneous                                   105
----------------------------------------------------
TOTAL EXPENSES                            $  99,374
----------------------------------------------------
Deduct --
   Preliminary reduction of investment
      adviser fee                         $  42,933
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  42,933
----------------------------------------------------

NET EXPENSES                              $  56,441
----------------------------------------------------

NET INVESTMENT INCOME                     $  31,392
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(924,619)
----------------------------------------------------
NET REALIZED LOSS                         $(924,619)
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 855,416
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 855,416
----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (69,203)
----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (37,811)
----------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                         SIX MONTHS ENDED
INCREASE (DECREASE) IN NET               MARCH 31, 2003    YEAR ENDED
ASSETS                                   (UNAUDITED)       SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
From operations --
   Net investment income                 $       31,392    $       10,565
   Net realized loss                           (924,619)         (219,112)
   Net change in unrealized
      appreciation (depreciation)                855,416       (1,590,674)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                       $      (37,811)   $   (1,799,221)
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $    3,876,864    $   16,520,145
   Withdrawals                               (3,882,197)       (1,055,437)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS             $       (5,333)   $   15,464,708
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS    $      (43,144)   $   13,665,487
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                   $   13,765,497    $      100,010
--------------------------------------------------------------------------------
AT END OF PERIOD                         $   13,722,353    $   13,765,497
--------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED
                                  MARCH 31, 2003      YEAR ENDED
                                  (UNAUDITED)         SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
   Net expenses                          0.75%(2)                 0.92%(2)
   Net expenses after
      custodian fee reduction            0.75%(2)                 0.90%(2)
   Net investment income                 0.42%(2)                 0.23%(2)
Portfolio Turnover                         26%                      17%
--------------------------------------------------------------------------------
TOTAL RETURN                             0.30%                  (22.75)%
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $13,722                  $13,765
--------------------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses                              1.32%(2)                 1.65%(2)
   Expenses after custodian
      fee reduction                      1.32%(2)                 1.63%(2)
   Net investment loss                  (0.15)%(2)               (0.50)%(2)
--------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.
(2)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
--------------------------------------------
     Small-Cap  Portfolio  (the  Portfolio) is registered  under the  Investment
     Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations within the range of companies comprising the Russell 2000 (small company stocks), emphasizing quality small companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2003, the Eaton Vance Small-Cap Fund and the Atlanta Capital Small-Cap Fund held 31.8% and 54.8% interests in the Portfolio, respectively. In addition, one other investor owned a greater than 10% interest in the Portfolio (12.3% at March 31, 2003). The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

E Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold.

F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Interim Financial Statements -- The interim financial statements relating to March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------
     The  investment  adviser fee is earned by Boston  Management  and  Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended March 31, 2003, the adviser fee amounted to $75,377. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $42,933. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management LLC ("Atlanta Capital"), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.750% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
--------------------------------------------

  Purchases and sales of investments, other than short-term obligations, aggregated $3,638,493 and $4,125,398, respectively, for the six months ended March 31, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
--------------------------------------------
     The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $13,373,793
    -----------------------------------------------------
    Gross unrealized appreciation             $   663,936
    Gross unrealized depreciation              (1,399,194)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (735,258)
    -----------------------------------------------------

5 Line of Credit
--------------------------------------------
     The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2003, the Portfolio had a balance pursuant to this line of credit of $200,000. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2003.

ATLANTA CAPITAL SMALL-CAP FUND AS OF MARCH 31, 2003

INVESTMENT MANAGEMENT

ATLANTA CAPITAL SMALL-CAP FUND

Officers

Thomas E. Faust Jr.
President

Gregory L. Coleman
Vice President

James A. Womack
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chairman, President and Chief Executive
Officer of Eaton Vance Corp. and officer and/or director of its subsidiaries

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

SMALL-CAP PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust Jr.
Vice President

William R. Hackney, III
Vice President

Paul J. Marshall
Vice President

Charles B. Reed
Vice President

Kristin S. Anagnost
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF SMALL-CAP PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

SUB-ADVISER OF SMALL-CAP PORTFOLIO
ATLANTA CAPITAL MANAGEMENT LLC
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

ADMINISTRATOR OF ATLANTA CAPITAL SMALL-CAP FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

ATLANTA CAPITAL SMALL-CAP FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1452-5/03                                                              ASCSRC